{Western Reserve Life Assurance Co. of Ohio letterhead}

December 5, 2002

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

     RE: WRL Series Life Corporate Account (File No. 333-57681)

Gentlemen:

On behalf of the above-referenced registrant, I hereby certify pursuant to Rule 497 (d) under the Securities Act of 1933, as amended, that the form of prospectus filed pursuant to Rule 497 (b) contained in the registrant’s most recent registration statement filed with the Securities and Exchange Commission on May 1, 2002 amended July 3, 2002 and also filed on July 3, 2002, will be amended by the attached Supplement dated December 5, 2002 to add additional funds.

Please contact the undersigned at (319) 247-6115 if you have any questions about this filing.

Sincerely,

/s/ Karen J. Epp

Karen J. Epp
Division Counsel

SUPPLEMENT DATED December 5, 2002
TO PROSPECTUS
DATED MAY 1, 2002, AMENDED JULY 3, 2002
for
VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
Issued by
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
and
WRL SERIES LIFE CORPORATE ACCOUNT

This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2002 and amended July 3, 2002.

The following funds are added to the cover page:

Vanguard Variable Insurance Fund
Total Stock Market Index Portfolio
Capital Growth Portfolio

The table on page 10 and 11 entitled “Portfolio Expenses” is amended to add the following:

		Other	Total Annual
Portfolio	Management Fee	Expenses	Expenses

Vanguard VIF Total Stock Market Index*	.17	.03	.20
Vanguard VIF Capital Growth*	.44	.04	.48

*     Inception date is after 12/31/2001

The table on page 13 and 14 entitled “Average Annual Compounded Rates of Return for the Periods Ended December 31, 2001” is amended to add the following:

10 Years or
Portfolio (date of inception)	1 Year	5 Years	Since Inception

Vanguard VIF Total Stock Market Index* (11/15/02)	NA	NA	NA
Vanguard Capital Growth* (11/15/02)	NA	NA	NA

*     Performance not available since inception date is after 12/31/2001

The following is inserted into the table on page 23 through 28:

Vanguard VIF Total Stock Market Index Portfolio is managed by Vanguard’s Quantitative Equity Group	• Total Stock Market Index seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.
Vanguard VIF Capital Growth Portfolio is managed by PRIMECAP Management Company	• Capital Growth seeks to provide long-term growth of capital.

SUPPLEMENT DATED DECEMBER 5, 2002
TO PROSPECTUS
DATED JULY 3, 2002
for
VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
Issued by
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
and
WRL SERIES LIFE CORPORATE ACCOUNT

This supplement contains additional information and should be read and retained along with the prospectus dated July 3, 2002.

The following funds are added to the cover page:

Vanguard Variable Insurance Fund
Total Stock Market Index Portfolio
Capital Growth Portfolio
Balanced Portfolio

T. Rowe Price Equity Series, Inc.
T. Rowe Price Mid-Cap Growth Portfolio

Janus Aspen Series Institutional Shares
Janus Balanced Portfolio

The table on page 10 entitled “Portfolio Expenses” is amended to add the following:

		Other	Total Annual
Portfolio	Management Fee	Expenses	Expenses

Vanguard VIF Total Stock Market Index*	.17	.03	.20
Vanguard VIF Capital Growth*	.44	.04	.48
Vanguard VIF Balanced	.28	.02	.30
T. Rowe Price Mid-Cap Growth	.85	.00	.85
Janus Aspen Series (IS) Balanced	.65	.01	.66

*     Inception date is after 12/31/2001

The table on page 12 and 13 entitled “Average Annual Compounded Rates of Return for the Periods Ended December 31, 2001” is amended to add the following:

			10 Years or
Portfolio (date of inception)	1 Year	5 Years	Since Inception

Vanguard VIF Total Stock Market Index* (11/15/02)	NA	NA	NA
Vanguard VIF Capital Growth* (11/15/02)	NA	NA	NA
Vanguard VIF Balanced (5/23/91)	4.43%	10.65%	11.90%
T. Rowe Price Mid-Cap Growth (12/31/96)	(0.92%)	13.81%	13.81%
Janus Aspen Series (IS) Balanced	(4.66%)	14.13%	14.31%

*     Performance not available since inception date is after 12/31/2001

The following is inserted into the table on page 22 through 24:

Vanguard VIF Total Stock Market Index Portfolio is managed by Vanguard’s Quantitative Equity Group	• Total Stock Market Index Portfolio seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.
Vanguard VIF Capital Growth Portfolio is managed by PRIMECAP Management Company	• Capital Growth Portfolio seeks to provide long-term growth of capital.
Vanguard VIF Balanced Portfolio is managed by Wellington Management Company, LLP	• Balanced Portfolio seeks to conserve capital, while providing moderate income and moderate long-term growth of capital and income.
T. Rowe Price Equity Series, Inc. Mid-Cap Growth Portfolio is managed by T. Rowe Price Associates, Inc.	• Mid-Cap Growth Portfolio seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
Janus Aspen Series (IS) Balanced Portfolio is managed by Janus Capital Management LLC	• Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

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